Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

The following table summarizes accrued expenses and other current liabilities:

	March 31, 2025	December 31, 2024
Accrued payroll	537,214	421,825
Accrued commissions	106,616	290,969
Accrued dealer fees	1,670,544	3,359,101
Accrued interest	72,997	84,425
Transaction costs	2,208,288	3,208,288
Taxes payable	532,400	—
Professional fees	383,114	383,114
Accrued Other	524,821	792,466
	$6,035,994	$8,540,188

The following table summarizes accrued expenses and other current liabilities:

	December 31, 2024	December 31, 2023
Accrued payroll	421,825	136,668
Accrued commissions	290,969	856,360
Accrued dealer fees	3,359,101	2,415,966
Accrued interest	84,425	—
Transaction costs	3,208,288	—
Professional fees	383,114	—
Accrued Other	792,466	1,237,371
	$8,540,188	$4,646,365